CURRENT RECEIVABLES AND OTHER CURRENT ASSETS - Analysis of Receivables and Other Current Assets by Due Date (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Trade receivables	€ 360,339	€ 349,176
Receivables from financing activities	1,613,396	1,661,632
Current tax receivables	31,715	15,918
Other current assets (excluding prepayments)	107,360	73,780
Total	2,112,810	2,100,506
Overdue
Disclosure of financial assets [line items]
Trade receivables	42,319	47,151
Receivables from financing activities	104,581	107,203
Current tax receivables	0	0
Other current assets (excluding prepayments)	0	391
Total	146,900	154,745
Due within one year
Disclosure of financial assets [line items]
Trade receivables	310,058	302,025
Receivables from financing activities	250,791	237,414
Current tax receivables	27,755	11,454
Other current assets (excluding prepayments)	107,360	73,389
Total	695,964	624,282
Due between one and five years
Disclosure of financial assets [line items]
Trade receivables	7,962	0
Receivables from financing activities	1,139,104	1,226,598
Current tax receivables	3,960	4,464
Other current assets (excluding prepayments)	0	0
Total	1,151,026	1,231,062
Due beyond five years
Disclosure of financial assets [line items]
Trade receivables	0	0
Receivables from financing activities	118,920	90,417
Current tax receivables	0	0
Other current assets (excluding prepayments)	0	0
Total	€ 118,920	€ 90,417